WARRANTS (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Dec. 31, 2014	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	$ 0.3546		$ 0.3546		$ 0.3546	$ 1.35	$ 1.35	$ 1.35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms	2 years 4 days				2 years 3 months 7 days	1 year 9 months 7 days
Number Of Warrants Exercised					5,000,172	262,045	148,787
Stock Issued During Period, Value, Warrants Exercised		$ 1,125,038			$ 1,125,038	$ 40,195
Proceeds from Warrant Exercises	$ 0	1,125,038			$ 1,125,038	$ 40,195
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted							7,225,625
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ (0.25)	$ 0.80	$ 0.80
Adjustment To Additional Paid In Capital Warrant Down Feature			$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued							$ 1.35
Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value					$ 1,394,164
Broker [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					400,014
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Weighted Average Exercise Price Issued					$ 0.25
Warrant One [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 0.25		$ 0.25
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					83,752
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 0.7490
Warrants Issued					400,014
Class of Warrant or Right Expiration Date					Jun. 27, 2020
Warrant One [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 0.80
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					941,191
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 1.2933
Warrant Two [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					1.40
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	0.4868		$ 0.4868		$ 0.4868
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					2,019,583
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 0.2952
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.4868		0.4868
Warrant Three [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 0.4868		$ 0.4868
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value					$ 24,815
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.4868		0.4868
Warrant Three [Member] | Previously Reported [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 0.749
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	0.4868		$ 0.4868		$ 0.4868
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					20,458,058
Share Based Compensaction Arrangement By Share Based Payment Award Non Options Exercised Weighted Average Exercise Price					$ 0.4868
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.4868		0.4868
Warrant Four [Member] | Reclassification Of Employee Stock Options And Warrants [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 0.4868		$ 0.4868
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Reclassified Fair Value					$ 6,769
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.4868		0.4868
Third Party Previous Lenders warrants [Member]
Class of Warrant or Right [Line Items]
Warrants Issued					349,522
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.23		0.23
Common Shares [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants						51,249
Stock Issued During Period, Shares, Warrants Exercised						174,759
Common Shares One [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 0.60		$ 0.60
Warrants Issued					2,348,587
Class of Warrant or Right Expiration Date					Mar. 31, 2023
Class of Warrant or Right Expiration years					5 years
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.60		0.60
Common Shares Two [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 0.0625		$ 0.0625
Warrants Issued					16,006,322
Class of Warrant or Right Expiration Date					Mar. 31, 2023
Retained Earnings [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Value, Warrants Exercised		$ 0			$ 0	$ 0
Adjustment To Additional Paid In Capital Warrant Down Feature			$ (74,086)		(74,086)
Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt				$ 12,138
Warrant [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price	$ 0.2952
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations						174,763
Proceeds from Warrant Exercises					$ 1,125,038
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.295		0.295
Warrant Solicitation [Member]
Class of Warrant or Right [Line Items]
Share Based Compensaction Arrangement By Share Based Payments Award Non Options Exercised Weighted Average Exercise Price			$ 0.25		$ 0.25
Share based Compensation Arrangement By Share based Payment Award Equity Instruments Other Than Options Weighted Average Exercise Price Outstanding And Exercisable			0.25		0.25
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt				$ 180,940